Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other liabilities
Balances at the beginning of the year	$ 913,370	$ 929,009
Financial result	87,556	100,237
Concession fees	190,665	135,530
Payments	(227,571)	(199,618)
Re-equilibrium compensation	(19,144)	(22,946)
Other	2,405	(75,475)
Translation differences and inflation adjustment	(198,766)	46,633
Balances at the end of the year	$ 748,515	$ 913,370